Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	257,892	1,263,670
Total Alternative Strategies Funds (Cost $1,264,191)		1,263,670

Equity Funds 18.3%

Global Real Estate 0.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	254,022	1,483,491
International 5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,926,908	29,444,693
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	543,546	4,076,599
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	878,583	7,757,884
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,141,924	8,301,786
Total		49,580,962
U.S. Large Cap 11.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	463,606	14,408,874
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	208,560	14,050,708
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	315,507	7,994,939
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,095,518	29,064,838
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	276,381	8,786,163
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	132,041	4,138,154
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	94,090	3,303,478
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	100,752	4,029,079
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	153,100	4,374,077
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	493,059	13,716,893
Total		103,867,203
Equity Funds (continued)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	238,235	2,434,765
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	241,797	2,149,571
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	114,863	2,954,284
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	111,475	3,274,028
Total		10,812,648
Total Equity Funds (Cost $177,530,616)		165,744,304

Fixed Income Funds 74.1%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	775,666	5,452,935
Investment Grade 73.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	14,864,409	121,442,223
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,434,582	30,739,510
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,434,316	25,688,686
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,288,023	36,791,233
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,303,411	65,073,391
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	12,412,191	111,213,226
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	29,720,988	275,216,352
Total		666,164,621
Total Fixed Income Funds (Cost $824,422,903)		671,617,556

Variable Portfolio – Conservative Portfolio | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2022 (Unaudited)
Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(c)	65,059,892	65,027,362
Total Money Market Funds (Cost $65,043,192)		65,027,362
Total Investments in Securities (Cost: $1,068,260,902)		903,652,892
Other Assets & Liabilities, Net		2,357,434
Net Assets		906,010,326
At September 30, 2022, securities and/or cash totaling $2,706,709 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	126	12/2022	EUR	4,176,900	—	(405,519)
Russell 2000 Index E-mini	110	12/2022	USD	9,183,900	—	(1,212,423)
S&P 500 Index E-mini	67	12/2022	USD	12,065,025	—	(1,621,231)
U.S. Treasury 10-Year Note	200	12/2022	USD	22,412,500	—	(1,053,278)
U.S. Ultra Treasury Bond	43	12/2022	USD	5,891,000	—	(542,961)
Total					—	(4,835,412)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	80,580,194	44,373,117	(59,917,951)	(7,998)	65,027,362	—	(14,227)	518,046	65,059,892
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,106,620	340,661	—	(183,611)	1,263,670	—	—	340,661	257,892
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	20,040,173	1,022,001	(1,313,289)	(5,340,011)	14,408,874	—	996,052	—	463,606
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,047,247	1,092,257	(1,683,289)	(5,405,507)	14,050,708	—	1,042,761	—	208,560
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	7,091,612	323,222	(218,029)	(1,743,870)	5,452,935	—	(27,409)	196,666	775,666
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	134,170,309	17,450,087	(233,492)	(29,944,681)	121,442,223	87,150	(12,096)	4,221,496	14,864,409
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	11,777,551	856,392	(551,526)	(4,087,478)	7,994,939	—	297,468	—	315,507
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,268,819	31,755,817	(35,590,644)	(694,482)	30,739,510	—	(2,504,000)	314,232	3,434,582
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	35,415,685	2,588,200	(325,082)	(11,990,117)	25,688,686	877,402	15,307	800,835	3,434,316
2	Variable Portfolio – Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	41,520,265	4,993,283	(3,449,571)	(13,619,284)	29,444,693	2,490,666	362,985	277,054	2,926,908
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	40,083,009	1,797,258	(2,524,198)	(10,291,231)	29,064,838	—	946,652	—	2,095,518
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,472,923	444,352	(746,904)	(2,384,208)	8,786,163	—	921,473	—	276,381
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,504,807	1,231,574	(701,038)	(1,600,578)	2,434,765	1,053,197	(20,404)	20,610	238,235
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,463,149	981,092	—	(2,294,670)	2,149,571	981,093	—	—	241,797
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	47,425,646	901,124	(4,136,747)	(7,398,790)	36,791,233	—	(316,179)	870,796	4,288,023
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	35,619,459	253,319	(37,291,208)	1,418,430	—	169,594	(2,802,365)	73,624	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	82,163,499	4,121,431	(4,738,368)	(16,473,171)	65,073,391	1,861,284	(478,465)	2,220,245	7,303,411
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	2,354,735	701,849	(640,182)	(932,911)	1,483,491	316,714	88,953	25,734	254,022
CTIVP® – MFS® Value Fund, Class 1 Shares
	5,893,259	609,147	(1,145,496)	(1,218,756)	4,138,154	—	382,127	—	132,041
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	5,210,497	613,661	(233,999)	(2,286,681)	3,303,478	—	164,774	—	94,090
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	5,899,900	539,839	(356,052)	(2,054,608)	4,029,079	—	287,967	—	100,752
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,895,878	192,415	(471,538)	(1,242,678)	4,374,077	—	486,880	—	153,100
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	142,689,006	1,477,590	(10,810,969)	(22,142,401)	111,213,226	—	(632,459)	1,417,624	12,412,191
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	350,699,116	7,382,230	(28,006,453)	(54,858,541)	275,216,352	2,206,030	(1,789,189)	5,046,128	29,720,988
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	18,841,199	793,923	(879,204)	(5,039,025)	13,716,893	—	972,852	—	493,059
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	5,916,423	1,422,422	(518,426)	(2,743,820)	4,076,599	785,004	109,873	98,612	543,546
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	11,876,951	1,395,721	(577,065)	(4,937,723)	7,757,884	514,058	341,206	—	878,583
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	11,773,624	1,029,006	(828,019)	(3,672,825)	8,301,786	—	582,485	240,114	1,141,924
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,520,980	310,679	(245,279)	(1,632,096)	2,954,284	—	242,511	—	114,863
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,723,556	215,359	(690,176)	(974,711)	3,274,028	—	80,880	—	111,475
Total	1,187,046,091			(215,778,033)	903,652,892	11,342,192	(273,587)	16,682,477

Variable Portfolio – Conservative Portfolio | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,081,766	5,300,653
Total Alternative Strategies Funds (Cost $5,230,232)		5,300,653

Equity Funds 32.8%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,381,758	8,069,465
International 10.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	1,002,150	8,337,887
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	9,269,768	93,253,866
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	6,679,841	50,098,806
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	3,693,915	32,617,271
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	5,194,764	37,765,937
Total		222,073,767
U.S. Large Cap 20.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,357,170	42,180,841
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	631,482	42,542,928
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,748,176	44,298,775
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,116,931	84,841,827
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,152,416	36,635,292
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,160,602	36,373,279
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	719,639	25,266,520
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	819,106	32,756,071
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,253,441	35,810,812
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,009,722	55,910,462
Total		436,616,807
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	206,967	7,688,816
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	213,247	7,113,936
Total		14,802,752
U.S. Small Cap 1.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	739,017	7,552,758
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	707,844	6,292,732
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	365,918	9,411,411
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	201,165	5,908,213
Total		29,165,114
Total Equity Funds (Cost $686,616,774)		710,727,905

Fixed Income Funds 62.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,906,834	13,405,045
Investment Grade 62.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	23,649,671	193,217,809
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	7,624,060	68,235,334
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,596,384	41,860,950
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,319,985	45,645,468
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,792,947	149,625,159
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	28,206,548	252,730,673
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	63,760,569	590,422,873
Total		1,341,738,266
Total Fixed Income Funds (Cost $1,648,439,660)		1,355,143,311

Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2022 (Unaudited)
Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(c)	88,778,869	88,734,480
Total Money Market Funds (Cost $88,747,483)		88,734,480
Total Investments in Securities (Cost: $2,429,034,149)		2,159,906,349
Other Assets & Liabilities, Net		6,403,804
Net Assets		2,166,310,153
At September 30, 2022, securities and/or cash totaling $7,165,562 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	434	12/2022	EUR	14,387,100	—	(1,396,788)
Russell 2000 Index E-mini	457	12/2022	USD	38,154,930	—	(5,037,065)
S&P 500 Index E-mini	114	12/2022	USD	20,528,550	—	(2,758,513)
U.S. Ultra Treasury Bond	164	12/2022	USD	22,468,000	—	(1,718,757)
Total					—	(10,911,123)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	118,825,058	97,635,039	(127,723,844)	(1,773)	88,734,480	—	(30,105)	734,780	88,778,869
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,922,099	1,446,366	(2,182,821)	(884,991)	5,300,653	—	611,532	1,446,366	1,081,766
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	59,775,278	—	(1,514,734)	(16,079,703)	42,180,841	—	2,893,300	—	1,357,170
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	60,084,868	—	(1,745,960)	(15,795,980)	42,542,928	—	2,144,346	—	631,482
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	17,789,981	489,496	(536,262)	(4,338,170)	13,405,045	—	(78,544)	486,916	1,906,834
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	13,441,489	2,948,130	—	(8,051,732)	8,337,887	2,948,130	—	—	1,002,150
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	251,634,555	7,030,501	(15,937,937)	(49,509,310)	193,217,809	142,157	(1,551,167)	6,885,968	23,649,671
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	59,365,722	7,595,186	(907,984)	(21,754,149)	44,298,775	—	1,188,429	—	1,748,176
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	59,300,108	80,909,274	(69,774,594)	(2,199,454)	68,235,334	—	(3,990,252)	711,022	7,624,060
6	Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	59,024,805	2,783,105	(33,203)	(19,913,757)	41,860,950	1,443,426	2,632	1,317,464	5,596,384
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	132,621,660	9,120,089	(3,963,253)	(44,524,630)	93,253,866	8,171,672	772,451	906,604	9,269,768
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	119,690,493	—	(4,002,168)	(30,846,498)	84,841,827	—	2,688,623	—	6,116,931
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	59,812,281	38,018	(12,147,791)	(11,067,216)	36,635,292	—	4,276,485	—	1,152,416
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	10,143,684	3,389,448	(921,994)	(5,058,380)	7,552,758	3,324,392	(107,861)	65,055	739,017
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	10,138,144	2,872,088	—	(6,717,500)	6,292,732	2,872,088	—	—	707,844
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	58,976,393	1,085,994	(5,236,844)	(9,180,075)	45,645,468	—	(449,833)	1,085,661	5,319,985
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	88,652,918	620,655	(91,226,405)	1,952,832	—	432,777	(5,443,079)	187,877	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	192,847,249	9,422,375	(14,405,918)	(38,238,547)	149,625,159	4,296,352	(997,950)	5,124,930	16,792,947
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	12,486,511	1,986,457	(1,259,677)	(5,143,826)	8,069,465	1,834,006	84,464	149,019	1,381,758
CTIVP® – MFS® Value Fund, Class 1 Shares
	49,502,578	—	(3,987,408)	(9,141,891)	36,373,279	—	1,320,575	—	1,160,602
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	42,931,563	163,745	—	(17,828,788)	25,266,520	—	—	—	719,639
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	48,655,557	26,493	(194,245)	(15,731,734)	32,756,071	—	345,401	—	819,106
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	49,363,621	—	(2,221,465)	(11,331,344)	35,810,812	—	4,951,646	—	1,253,441
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	325,985,605	3,229,713	(25,564,389)	(50,920,256)	252,730,673	—	(1,102,145)	3,228,544	28,206,548
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	10,497,658	—	(582,490)	(2,226,352)	7,688,816	—	962,111	—	206,967
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	10,375,684	4,927	(59,706)	(3,206,969)	7,113,936	—	96,524	—	213,247
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	755,407,740	15,596,275	(63,368,539)	(117,212,603)	590,422,873	4,743,523	(4,821,274)	10,850,449	63,760,569
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	77,729,995	—	(1,346,606)	(20,472,927)	55,910,462	—	3,461,417	—	2,009,722
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	74,018,268	11,490,766	(859,200)	(34,551,028)	50,098,806	10,197,406	152,900	1,251,267	6,679,841
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	50,491,200	2,404,510	—	(20,278,439)	32,617,271	2,252,837	—	—	3,693,915
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	51,314,528	1,181,481	—	(14,730,072)	37,765,937	—	—	1,108,999	5,194,764
Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	13,927,091	22,385	—	(4,538,065)	9,411,411	—	—	—	365,918
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,471,340	74,559	—	(1,637,686)	5,908,213	—	—	—	201,165
Total	2,959,205,724			(611,161,013)	2,159,906,349	42,658,766	7,380,626	35,540,921

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	8,950,334	43,856,636
Total Alternative Strategies Funds (Cost $43,897,500)		43,856,636

Equity Funds 46.8%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	13,037,806	76,140,788
International 13.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	3,169,180	26,367,580
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	78,385,436	788,557,482
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	49,378,025	370,335,187
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	30,276,782	267,343,983
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	44,112,072	320,694,766
Total		1,773,298,998
U.S. Large Cap 29.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	10,525,955	327,146,686
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,895,629	329,818,528
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	16,584,386	420,248,328
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	47,374,099	657,078,757
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,445,387	332,058,852
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	11,365,874	356,206,476
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,860,401	240,868,690
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	7,922,260	316,811,174
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	12,273,975	350,667,476
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	21,381,414	594,830,930
Total		3,925,735,897
Equity Funds (continued)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,031,320	75,463,568
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,060,274	68,730,736
Total		144,194,304
U.S. Small Cap 1.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	7,212,096	73,707,619
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,197,818	55,098,602
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,891,555	74,370,805
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,566	46,861,767
Total		250,038,793
Total Equity Funds (Cost $5,753,018,823)		6,169,408,780

Fixed Income Funds 45.0%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,383,659	80,027,122
Investment Grade 44.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	123,850,676	1,011,860,021
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	37,688,975	337,316,330
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	75,824,475	567,167,071
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,433,480	243,959,258
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	75,200,387	670,035,447
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	125,487,657	1,124,369,412
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	205,389,712	1,901,908,733
Total		5,856,616,272
Total Fixed Income Funds (Cost $7,284,601,358)		5,936,643,394

Variable Portfolio – Moderate Portfolio | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2022 (Unaudited)
Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(c)	978,323,586	977,834,424
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.020%(a),(c)	30,044,035	30,044,035
Total Money Market Funds (Cost $1,008,021,377)		1,007,878,459
Total Investments in Securities (Cost: $14,089,539,058)		13,157,787,269
Other Assets & Liabilities, Net		38,986,178
Net Assets		13,196,773,447
At September 30, 2022, securities and/or cash totaling $42,356,653 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	2,623	12/2022	EUR	86,952,450	—	(8,441,880)
Russell 2000 Index E-mini	3,168	12/2022	USD	264,496,320	—	(34,917,774)
S&P 500 Index E-mini	1,020	12/2022	USD	183,676,500	—	(24,681,430)
U.S. Ultra Treasury Bond	314	12/2022	USD	43,018,000	—	(3,964,878)
Total					—	(72,005,962)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	1.077	USD	52,323,000	(239,239)	—	—	—	(239,239)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	983,397,100	1,002,080,001	(1,007,578,915)	(63,762)	977,834,424	—	(270,832)	7,681,030	978,323,586
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	55,257,709	12,161,049	(16,348,462)	(7,213,660)	43,856,636	—	4,032,923	12,161,049	8,950,334
10	Variable Portfolio – Moderate Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	458,128,586	—	(9,925,387)	(121,056,513)	327,146,686	—	18,534,453	—	10,525,955
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	465,469,284	—	(13,389,421)	(122,261,335)	329,818,528	—	16,092,156	—	4,895,629
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,283,790	2,877,859	(174,269)	(25,960,258)	80,027,122	—	(42,911)	2,876,855	11,383,659
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	42,505,343	9,324,496	—	(25,462,259)	26,367,580	9,323,111	—	—	3,169,180
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.020%
	29,915,616	128,419	—	—	30,044,035	—	—	130,148	30,044,035
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,406,491,366	36,174,727	(171,588,586)	(259,217,486)	1,011,860,021	730,674	(3,328,586)	35,393,378	123,850,676
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	547,236,442	82,012,507	(5,057,517)	(203,943,104)	420,248,328	—	11,903,448	—	16,584,386
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	173,153,922	491,625,862	(316,754,374)	(10,709,080)	337,316,330	—	(14,282,257)	3,568,236	37,688,975
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	801,802,808	37,429,605	(1,957,175)	(270,108,167)	567,167,071	19,561,121	154,365	17,854,096	75,824,475
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	1,099,785,818	76,749,293	(15,730,634)	(372,246,995)	788,557,482	69,109,081	2,287,578	7,639,169	78,385,436
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	924,516,426	—	(29,606,728)	(237,830,941)	657,078,757	—	19,412,794	—	47,374,099
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	550,308,803	—	(118,197,028)	(100,052,923)	332,058,852	—	36,460,726	—	10,445,387
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	99,531,944	32,974,907	(6,823,976)	(51,975,256)	73,707,619	32,342,002	1,567,407	632,905	7,212,096
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	88,768,695	25,147,746	—	(58,817,839)	55,098,602	25,147,746	—	—	6,197,818
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	301,938,219	5,748,023	(13,984,756)	(49,742,228)	243,959,258	—	(944,265)	5,746,791	28,433,480
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	528,197,882	3,777,080	(541,961,257)	9,986,295	—	2,633,725	(31,032,309)	1,143,355	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	969,783,402	41,342,503	(164,255,748)	(176,834,710)	670,035,447	18,831,152	4,004,251	22,462,860	75,200,387
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	116,034,362	18,791,274	(10,317,682)	(48,367,166)	76,140,788	17,379,159	353,826	1,412,115	13,037,806
CTIVP® – MFS® Value Fund, Class 1 Shares
	478,884,340	—	(25,461,557)	(97,216,307)	356,206,476	—	20,053,859	—	11,365,874
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	411,595,124	21,778	—	(170,748,212)	240,868,690	—	—	—	6,860,401
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	468,936,174	512	(1,210,872)	(150,914,640)	316,811,174	—	2,188,080	—	7,922,260
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	476,570,024	—	(21,270,410)	(104,632,138)	350,667,476	—	41,118,628	—	12,273,975
Variable Portfolio – Moderate Portfolio | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,420,783,626	14,252,887	(85,302,087)	(225,365,014)	1,124,369,412	—	(3,394,225)	14,248,147	125,487,657
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	101,650,599	—	(2,966,389)	(23,220,642)	75,463,568	—	10,565,678	—	2,031,320
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	99,543,250	—	(208,337)	(30,604,177)	68,730,736	—	598,210	—	2,060,274
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	2,303,149,525	49,713,930	(71,811,734)	(379,142,988)	1,901,908,733	15,118,489	(5,354,862)	34,582,400	205,389,712
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	785,116,658	—	(8,530,891)	(181,754,837)	594,830,930	—	2,824,026	—	21,381,414
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	449,583,842	271,232,433	(101,393,774)	(249,087,314)	370,335,187	82,897,734	(9,184,493)	7,598,969	49,378,025
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	415,466,803	18,528,933	—	(166,651,753)	267,343,983	18,500,854	—	—	30,276,782
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	436,443,001	9,438,515	—	(125,186,750)	320,694,766	—	—	9,423,632	44,112,072
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	110,281,291	2,216	—	(35,912,702)	74,370,805	—	—	—	2,891,555
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	59,903,551	9,571	—	(13,051,355)	46,861,767	—	—	—	1,595,566
Total	17,763,415,325			(4,085,366,216)	13,157,787,269	311,574,848	124,317,668	184,555,135

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Variable Portfolio – Moderate Portfolio | Third Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,159,933	20,383,669
Total Alternative Strategies Funds (Cost $20,384,004)		20,383,669

Equity Funds 62.8%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,532,579	43,990,262
International 17.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	1,305,414	10,861,049
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	38,588,607	388,201,389
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	29,153,285	218,649,640
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	17,751,278	156,743,783
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	24,505,177	178,152,634
Total		952,608,495
U.S. Large Cap 40.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,235,273	162,712,287
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,431,606	163,817,311
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,466,234	239,874,376
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	23,536,419	326,450,133
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,865,887	186,476,552
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,022,695	220,091,261
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,320,223	151,683,017
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,916,235	196,600,236
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,593,576	216,948,466
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	11,301,073	314,395,844
Total		2,179,049,483
Equity Funds (continued)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,174,411	43,629,388
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,193,212	39,805,538
Total		83,434,926
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,150,010	42,413,103
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,620,358	32,184,982
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,540,834	39,630,255
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	764,415	22,450,855
Total		136,679,195
Total Equity Funds (Cost $3,242,762,097)		3,395,762,361

Fixed Income Funds 30.9%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	4,050,351	28,473,969
Investment Grade 30.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	46,539,161	380,224,942
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	12,209,960	109,279,142
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,770,546	80,563,681
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,323,105	88,572,240
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	33,384,764	297,458,249
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,538,588	237,785,751
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	48,578,330	449,835,337
Total		1,643,719,342
Total Fixed Income Funds (Cost $2,053,171,040)		1,672,193,311

Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2022 (Unaudited)
Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(c)	299,420,139	299,270,429
Total Money Market Funds (Cost $299,289,284)		299,270,429
Total Investments in Securities (Cost: $5,615,606,425)		5,387,609,770
Other Assets & Liabilities, Net		18,176,435
Net Assets		5,405,786,205
At September 30, 2022, securities and/or cash totaling $20,164,412 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	933	12/2022	EUR	30,928,950	—	(3,002,773)
Russell 2000 Index E-mini	1,771	12/2022	USD	147,860,790	—	(19,520,006)
S&P 500 Index E-mini	185	12/2022	USD	33,313,875	—	(4,476,534)
U.S. Treasury 10-Year Note	1,665	12/2022	USD	186,584,062	—	(8,768,543)
U.S. Ultra Treasury Bond	88	12/2022	USD	12,056,000	—	(1,111,176)
Total					—	(36,879,032)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	497,839,691	333,321,201	(531,920,599)	30,136	299,270,429	—	(144,501)	2,532,149	299,420,139
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	25,094,136	5,697,634	(7,086,678)	(3,321,423)	20,383,669	—	1,746,077	5,697,634	4,159,933
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	230,260,343	—	(5,735,809)	(61,812,247)	162,712,287	—	10,448,102	—	5,235,273
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	233,251,063	—	(7,523,006)	(61,910,746)	163,817,311	—	8,806,669	—	2,431,606
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	37,323,828	1,030,188	(710,195)	(9,169,852)	28,473,969	—	(166,319)	1,030,188	4,050,351
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	17,490,304	3,852,597	—	(10,481,852)	10,861,049	3,839,098	—	—	1,305,414
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	494,574,681	13,760,307	(30,732,147)	(97,377,899)	380,224,942	278,327	(2,850,908)	13,481,980	46,539,161
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	309,819,393	48,948,428	(3,669,500)	(115,223,945)	239,874,376	—	7,491,357	—	9,466,234
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	56,529,405	140,259,082	(83,818,026)	(3,691,319)	109,279,142	—	(4,158,841)	1,086,730	12,209,960
14	Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	114,561,334	5,329,234	(902,162)	(38,424,725)	80,563,681	2,778,967	18,624	2,536,457	10,770,546
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	552,360,832	37,825,787	(17,748,543)	(184,236,687)	388,201,389	34,038,425	1,494,811	3,786,400	38,588,607
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	463,186,674	862	(16,897,017)	(119,840,386)	326,450,133	—	10,614,030	—	23,536,419
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	312,533,232	49,638	(46,118,871)	(79,987,447)	186,476,552	—	43,142,105	—	5,865,887
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	57,670,939	19,041,924	(5,146,263)	(29,153,497)	42,413,103	18,676,442	25,475	365,482	4,150,010
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	51,852,838	14,689,660	—	(34,357,516)	32,184,982	14,689,660	—	—	3,620,358
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	112,544,076	2,092,803	(8,166,055)	(17,898,584)	88,572,240	—	(671,211)	2,092,803	10,323,105
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	151,702,567	1,077,055	(157,012,412)	4,232,790	—	751,021	(10,250,375)	326,034	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	382,156,166	18,629,428	(26,811,875)	(76,515,470)	297,458,249	8,495,508	(1,174,553)	10,133,920	33,384,764
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	66,979,071	10,914,765	(5,981,955)	(27,921,619)	43,990,262	10,094,549	69,412	820,216	7,532,579
CTIVP® – MFS® Value Fund, Class 1 Shares
	298,203,524	—	(24,775,098)	(53,337,165)	220,091,261	—	5,447,148	—	7,022,695
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	258,705,725	326,812	—	(107,349,520)	151,683,017	—	—	—	4,320,223
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	291,844,463	52,700	(1,059,593)	(94,237,334)	196,600,236	—	1,866,679	—	4,916,235
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	296,852,311	—	(19,141,299)	(60,762,546)	216,948,466	—	21,279,523	—	7,593,576
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	304,994,261	3,018,782	(22,700,991)	(47,526,301)	237,785,751	—	(1,209,537)	3,018,782	26,538,588
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	58,887,441	—	(2,201,179)	(13,056,874)	43,629,388	—	5,721,656	—	1,174,411
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	57,818,380	10,171	(170,944)	(17,852,069)	39,805,538	—	457,936	—	1,193,212
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	572,991,919	11,806,170	(45,800,115)	(89,162,637)	449,835,337	3,591,313	(3,366,168)	8,214,857	48,578,330
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	433,091,822	80	(8,551,914)	(110,144,144)	314,395,844	—	13,937,899	—	11,301,073
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	269,598,733	156,050,521	(53,028,681)	(153,970,933)	218,649,640	48,422,640	1,490,282	4,526,881	29,153,285
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	243,163,338	11,170,519	—	(97,590,074)	156,743,783	10,842,796	—	—	17,751,278
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	242,251,331	5,411,430	—	(69,510,127)	178,152,634	—	—	5,230,666	24,505,177
Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	58,728,627	28,145	—	(19,126,517)	39,630,255	—	—	—	1,540,834
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,563,644	122,250	—	(6,235,039)	22,450,855	—	—	—	764,415
Total	7,583,426,092			(1,906,923,568)	5,387,609,770	156,498,746	110,065,372	64,881,179

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,229,056	10,922,378
Total Alternative Strategies Funds (Cost $11,172,918)		10,922,378

Equity Funds 79.7%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,406,250	19,892,500
International 23.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	515,837	4,291,768
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	15,447,526	155,402,114
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	17,094,894	128,211,704
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	8,274,731	73,065,872
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	11,032,275	80,204,640
Total		441,176,098
U.S. Large Cap 50.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,300,370	71,495,504
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,075,788	72,475,836
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,502,294	114,088,146
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,381,121	143,986,152
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,654,380	84,382,730
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,201,672	100,340,389
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,991,747	69,930,224
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,162,725	86,487,383
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,506,344	100,176,243
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,606,919	128,164,481
Total		971,527,088
Equity Funds (continued)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	537,343	19,962,292
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	511,706	17,070,520
Total		37,032,812
U.S. Small Cap 3.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,877,204	19,185,024
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,530,790	13,608,723
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	691,954	17,797,047
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	442,538	12,997,336
Total		63,588,130
Total Equity Funds (Cost $1,453,484,005)		1,533,216,628

Fixed Income Funds 16.6%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,393,111	9,793,572
Investment Grade 16.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,710,313	62,993,259
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,928,291	17,258,207
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,081,787	38,011,762
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,248,889	64,587,599
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,804,125	43,044,963
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,012,976	83,460,154
Total		309,355,944
Total Fixed Income Funds (Cost $397,408,382)		319,149,516

Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2022 (Unaudited)
Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(c)	55,053,218	55,025,691
Total Money Market Funds (Cost $55,032,987)		55,025,691
Total Investments in Securities (Cost: $1,917,098,292)		1,918,314,213
Other Assets & Liabilities, Net		4,735,734
Net Assets		1,923,049,947
At September 30, 2022, securities and/or cash totaling $5,029,663 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	273	12/2022	EUR	9,049,950	—	(878,625)
Russell 2000 Index E-mini	604	12/2022	USD	50,427,960	—	(6,657,303)
U.S. Ultra Treasury Bond	54	12/2022	USD	7,398,000	—	(681,858)
Total					—	(8,217,786)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(68)	12/2022	USD	(12,245,100)	865,665	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	1.077	USD	10,308,000	(47,132)	—	—	—	(47,132)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
18	Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	119,218,990	81,967,512	(146,165,036)	4,225	55,025,691	—	(26,805)	481,626	55,053,218
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	11,630,211	3,088,472	(2,109,689)	(1,686,616)	10,922,378	—	427,693	3,088,472	2,229,056
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	98,258,088	—	(1,549,340)	(25,213,244)	71,495,504	—	2,749,733	—	2,300,370
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	100,930,601	—	(2,368,094)	(26,086,671)	72,475,836	—	2,709,361	—	1,075,788
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,509,957	454,883	(7,846)	(3,163,422)	9,793,572	—	(2,610)	350,965	1,393,111
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	6,810,879	1,614,652	(39,090)	(4,094,673)	4,291,768	1,506,110	655	—	515,837
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	78,625,388	2,320,691	(1,822,066)	(16,130,754)	62,993,259	45,853	(204,237)	2,221,094	7,710,313
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	140,511,251	28,507,164	(1,751,782)	(53,178,487)	114,088,146	—	3,933,265	—	4,502,294
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	—	24,936,589	(7,004,026)	(674,356)	17,258,207	—	(69,182)	168,831	1,928,291
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	53,452,752	2,797,056	(197,747)	(18,040,299)	38,011,762	1,309,282	4,954	1,195,026	5,081,787
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	213,608,565	15,436,489	(821,912)	(72,821,028)	155,402,114	13,597,695	52,580	1,501,541	15,447,526
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	201,512,524	—	(5,878,502)	(51,647,870)	143,986,152	—	3,570,417	—	10,381,121
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	138,427,652	627,075	(19,559,505)	(35,112,492)	84,382,730	—	17,665,755	—	2,654,380
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	25,815,747	8,630,303	(1,772,533)	(13,488,493)	19,185,024	8,464,657	293,726	165,646	1,877,204
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	21,924,851	6,211,205	—	(14,527,333)	13,608,723	6,211,205	—	—	1,530,790
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	25,973,949	192,969	(27,425,535)	1,258,617	—	133,655	(2,316,716)	58,023	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	79,430,954	4,042,653	(2,493,130)	(16,392,878)	64,587,599	1,835,456	(202,559)	2,189,435	7,248,889
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,628,863	4,957,018	(2,132,309)	(12,561,072)	19,892,500	4,584,511	(62,641)	372,507	3,406,250
CTIVP® – MFS® Value Fund, Class 1 Shares
	130,288,443	—	(6,935,216)	(23,012,838)	100,340,389	—	1,479,317	—	3,201,672
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	109,104,829	7,052,565	—	(46,227,170)	69,930,224	—	—	—	1,991,747
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	127,186,612	776,412	(406,469)	(41,069,172)	86,487,383	—	725,610	—	2,162,725
Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	129,088,371	—	(5,654,249)	(23,257,879)	100,176,243	—	5,040,157	—	3,506,344
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	52,664,172	556,896	(1,619,197)	(8,556,908)	43,044,963	—	(89,517)	543,220	4,804,125
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	25,639,411	—	(637,567)	(5,039,552)	19,962,292	—	1,706,498	—	537,343
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	24,388,496	172,352	(27,422)	(7,462,906)	17,070,520	—	74,678	—	511,706
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	112,759,628	2,215,005	(15,507,079)	(16,007,400)	83,460,154	673,781	(1,483,035)	1,541,224	9,012,976
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	165,584,059	1,077,705	(132,107)	(38,365,176)	128,164,481	—	169,640	—	4,606,919
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	148,401,307	78,445,155	(15,908,355)	(82,726,403)	128,211,704	27,392,023	(2,973,381)	2,517,799	17,094,894
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	103,712,294	12,609,471	—	(43,255,893)	73,065,872	4,953,169	—	—	8,274,731
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	103,960,342	6,937,750	—	(30,693,452)	80,204,640	—	—	2,275,955	11,032,275
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	25,455,840	707,122	—	(8,365,915)	17,797,047	—	—	—	691,954
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,986,653	2,379,879	—	(3,369,196)	12,997,336	—	—	—	442,538
Total	2,630,491,679			(740,966,706)	1,918,314,213	70,707,397	33,173,356	18,671,364

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2022

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3QT7069_12_A01_(11/22)